Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Schedule of changes in the status of outstanding restricted stock units

	Stock Units	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	8,217,559	$25.74
Granted	2,387,908	41.14
Vested and distributed	(2,723,303)	23.40
Forfeited	(286,272)	33.05
Nonvested at December 31, 2011	7,595,892	$31.35
Vested and expected to vest at December 31, 2011	7,374,625	$31.35

Schedule of changes in the status of outstanding options

	Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in millions)
Outstanding at January 1, 2011	4,552,677	$23.41
Exercised	(1,156,494)	23.26
Forfeited or expired	(31,673)	45.48
Outstanding at December 31, 2011	3,364,510	$23.21	6.4	$66
Vested and expected to vest at December 31, 2011	3,364,510	$23.21	6.4	$66
Exercisable at December 31, 2011	3,027,477	$22.04	6.2	$63

Share-Based Payment
Schedule of amounts recorded related to share-based compensation

	For the Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Share-based compensation expense recognized	$103	$82	$55
Tax benefits associated with share-based compensation expense	40	31	21
Actual tax benefits realized for the deduction of share-based compensation expense	54	60	42
Proceeds received from stock options exercised	—	38	35

DIRECTV Plan | Stock Options
Share-Based Payment
Schedule of share-based payment award, valuation assumptions used in the fair value calculations

2010
Estimated fair value per option granted	$12.36
Average exercise price per option granted	$33.74
Expected stock volatility	26.9%
Risk-free interest rate	3.35%
Expected option life (in years)	7.0

LEI Plan | Persons Other Than Employees And Directors
Share-Based Payment
Schedule of weighted average fair values for stock-based awards assumed along with assumptions used in the fair value calculations

	December 31, 2011	December 31, 2010	December 31, 2009
Average estimated fair value per equity instrument assumed	$26.63	$22.52	$15.19
Average exercise price per equity instrument assumed	$16.51	$19.34	$20.06
Expected stock volatility	27.5%	26.5%	25.2%
Range of risk-free interest rates	0.06 - .83%	0.07 - 2.01%	0.19 - 3.34%
Range of expected option lives (in years)	0.5 - 5.4	0.1 - 6.4	0.6 - 7.4

LEI Plan | Stock Options & Stock Appreciation Rights
Share-Based Payment
Schedule of weighted average fair values for stock-based awards assumed along with assumptions used in the fair value calculations

November 19, 2009
Average estimated fair value per equity instrument assumed	$14.17
Average exercise price per equity instrument assumed	$18.90
Expected stock volatility	24.7%
Range of risk-free interest rates	0.16 - 2.87%
Range of expected option lives (in years)	0.7 - 7.5